Income Taxes (Additional Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Line Items]
Deferred tax assets, valuation allowance	$ 67,543	$ 56,643
Research and development income tax credits	$ 2,000
Tax credit carry forwards expiration year	2035
Unrecognized tax benefits that would impact effective tax rate	$ 400	400	$ 400
Income tax expense, interest and penalties	0	$ 0	$ 0
Liabilities for uncertain tax positions	0
Federal [Member]
Income Tax Disclosure [Line Items]
Operating loss carryforwards	$ 205,600
Operating loss carryforwards, expiration year	2035
State [Member]
Income Tax Disclosure [Line Items]
Operating loss carryforwards	$ 106,900
Operating loss carryforwards, expiration year	2034